Cover	Feb. 15, 2021
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A is being filed by the Company to amend Item 9.01 of the Form 8-K to file the following as exhibits to the Form 8-K: (i) the BCA, which is filed as Exhibit 10.1 hereto and is incorporated herein by reference; (ii) the Irrevocable by and among Sven Schulz, Sven Schulz Group GmbH, the Company and BidCo, which is filed as Exhibit 10.2 hereto and is incorporated herein by reference; (iii) the Irrevocable by and among Stephen Raiser, the Company and BidCo, which is filed as Exhibit 10.3 hereto and is incorporated herein by reference; (iv) the Irrevocable by and among Felix von Borck, the Company and BidCo, which is filed as Exhibit 10.4 hereto and is incorporated herein by reference; and (v) the Irrevocable by and among Dr. Björn Eberleh, the Company and BidCo, which is filed as Exhibit 10.5 hereto and is incorporated herein by reference.
Document Period End Date	Feb. 15, 2021
Entity File Number	1-12162
Entity Registrant Name	BorgWarner Inc.
Entity Central Index Key	0000908255
Entity Tax Identification Number	13-3404508
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3850 Hamlin Road
Entity Address, City or Town	Auburn Hills
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48326
City Area Code	248
Local Phone Number	754-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BWA
Security Exchange Name	NYSE
Senior Notes Due November 2022 [Member] | Senior Notes [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	1.80% Senior Notes due 2022
Trading Symbol	BWA22
Security Exchange Name	NYSE